Other equity (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Reserves

	2024	2023	2022	Recognition and measurement
	US$M	US$M	US$M
Common control reserve	(1,603)	(1,603)	(1,603)	The common control reserve arose on unification of the Group’s corporate structure and represents the residual on consolidation between BHP Group Ltd’s investment in BHP Group Plc (now known as BHP Group (UK) Ltd) and BHP Group Plc’s share capital, share premium and capital redemption reserve at the time of unification.
Employee share awards reserve	166	171	174
The employee share awards reserve represents the accrued employee entitlements to share awards that have been charged to the income statement and have not yet been exercised.
Once exercised, the difference between the accumulated fair value of the awards and their historical on-market
purchase price is recognised in retained earnings.

Cash flow hedge reserve	27	10	41	The cash flow hedge reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge is recognised in the income statement when the hedged transaction impacts the income statement, or is recognised as an adjustment to the cost of non-financial
				hedged items. The hedging reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge relationship.
Cost of hedging reserve	(7)	(1)	(19)	The cost of hedging reserve represents the recognition of certain costs of hedging for example, basis adjustments, which have been excluded from the hedging relationship and deferred in other comprehensive income until the hedged transaction impacts the income statement.
Foreign currency translation reserve	(14)	(14)	(14)	The foreign currency translation reserve represents exchange differences arising from the translation of non-US dollar functional currency operations within the Group into US dollars.
Equity investments reserve	(21)	9	(8)	The equity investment reserve represents the revaluation of investments in shares recognised through other comprehensive income. Where a revalued financial asset is sold, the relevant portion of the reserve is transferred to retained earnings.
Non-controlling interest contribution reserve	1,437	1,441	1,441	The
non-controlling
interest contribution reserve represents the excess of consideration received over the book value of net assets attributable to equity instruments when acquired by non-controlling
				interests.

Total reserves	(15)	13	12

Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests
Summarised financial information relating to each of the Group’s subsidiaries with non-controlling
interests (NCI) that are significant to the Group is shown below:

	2024			2023
US$M	Minera Escondida Limitada	Other individually immaterial subsidiaries	Total	Minera Escondida Limitada	Other individually immaterial subsidiaries	Total

Group share (per cent)	57.5			57.5

Current assets	3,683			3,144
Non-current assets	12,639			12,160
Current liabilities	(2,484)			(1,598)
Non-current liabilities	(4,989)			(5,413)

Net assets	8,849			8,293

Net assets attributable to NCI	3,761	548	4,309	3,525	509	4,034

Revenue	10,013			8,847
Profit after taxation	2,894			2,365
Other comprehensive income	13			(8)

Total comprehensive income	2,907			2,357

Profit after taxation attributable to NCI	1,230	474	1,704	1,005	398	1,403
Other comprehensive income attributable to NCI	6	(2)	4	(3)	–	(3)

Net operating cash flow	4,180			3,168
Net investing cash flow	(1,806)			(1,351)
Net financing cash flow	(2,415)			(1,620)

Dividends paid to NCI	993	431	1,424	712	463	1,175